STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

NOTE 11 – STOCKHOLDERS’ EQUITY

Authorized Common Shares

At the Company’s annual meeting of stockholders held September 25, 2014, the Company’s stockholders approved an amendment (the “Amendment”) to the Company’s Articles of Incorporation to increase the number of authorized shares of the Company’s common stock from 300,000,000 to 400,000,000 shares. The change in the authorized number of shares of common stock was effected pursuant to an Certificate of Amendment (the “Certificate of Amendment”) filed with the Secretary of State of the State of Nevada on October 1, 2014 and was effective as of such date.

Series B Preferred Stock

Pursuant to resolutions adopted by the Board, on August 1, 2014, the Company filed a Certificate of Designation (the “Certificate of Designation”) with the Nevada Secretary of State creating a series of Preferred Stock by and designating fifty-one (51) shares of previously undesignated preferred stock as Series B Convertible Preferred Stock (the “Series B Preferred Stock”).

Liquidation. The Series B Preferred Stock, with respect to rights on liquidation, dissolution and winding-up of the Corporation, ranks on parity with each other class or series of capital stock of the Company the terms of which do not expressly provide that such class or series shall rank senior or junior to the Series B Preferred Stock. Except for distributions in the event of a liquidation, dissolution or winding-up of the Company (whether voluntary or involuntary), or a merger or consolidation by the Corporation with another corporation or other entity (in each case, other than where the Company is the surviving entity) (a “Liquidation”), holders of Series B Preferred Stock are not be entitled to receive dividends on the Series B Preferred Stock. In the event of a Liquidation, the holders of Series B Preferred Stock are be entitled to receive out of the assets of the Company, an amount equal to the $1.00 per share of Series B Preferred Stock (subject to adjustment), after any distribution or payment with respect to such Liquidation is made to the holders of any senior securities and prior to any distribution or payment with respect to such Liquidation shall be made to the holders of any junior securities.

Voting Rights. Solely with respect to matters upon which stockholders are entitled to vote or to which stockholders are entitled to give consent and relate to Company capitalization (including, without limitation, increasing and/or decreasing the number of authorized shares of common stock and/or preferred stock, and implementing forward and/or reverse stock splits) and changes in the Company’s name, the holders of the outstanding shares of Series B Preferred Stock vote together with the holders of common stock without regard to class, except as to those matters on which separate class voting is required by applicable law or the Company’s articles of incorporation or bylaws. The holders of the outstanding shares of Series B Preferred Stock do not otherwise have the right to vote on matters brought before the Company’s stockholders. In matters on which holders of shares of Series B Preferred Stock are entitled to vote, each share of the Series B Preferred Stock has voting rights equal to (x) (i) 0.019607 multiplied by the total of (A) the issued and outstanding shares of Common Stock eligible to vote at the time of the respective vote, plus (B) the number of votes which all other series or classes of securities other than this Series B Preferred Stock are entitled to cast together with the holders of the Company’s common stock at the time of the relevant vote (the amount determined by this clause (i), the “Numerator”), divided by (ii) 0.49, minus (y) the Numerator.

Conversion. Shares of Series B Preferred Stock may, at the option of the holder, be converted into one share of common stock (subject to adjustment, the “Conversion Ratio”). In the event of any Transfer (as defined in the Certificate of Designation) of any share of Series B Preferred Stock, such share will automatically convert into common stock based upon the Conversion Ratio applicable at the time of such Transfer. If, at any time while any shares of Series B Preferred Stock remain outstanding, the Company effectuates a stock split or reverse stock split of its common stock or issues a dividend on its common stock consisting of shares of common stock, the Conversion Ratio and any other amounts calculated as contemplated by the Certificate of Designation shall be equitably adjusted to reflect such action.

Equity Purchase Agreement

On July 11, 2011, the Company entered into an Equity Purchase Agreement (the “2011 Agreement”) with Southridge Partners II, LP (“Southridge”). Under the 2011 Agreement, we had the right, but not an obligation, to sell newly-issued shares of our common stock to Southridge. Southridge had no obligation to purchase shares under the 2011 Agreement to the extent that such purchase would cause Southridge to own more than 9.99% of the Company’s common stock. The original term of the 2011 Agreement was two years, subject to the Company’s right to terminate at any time.  The purchase commitment of Southridge under the 2011 Agreement was scheduled to expire on the earlier of July 11, 2013, or the date on which aggregate purchases by Southridge under the 2011 Agreement totaled $5,000,000. On April 3, 2013, we entered into an amendment (the “Amendment”) to the 2011 Agreement pursuant to which the parties agreed to extend the purchase commitment of Southridge under the 2011 Agreement for an additional year, expiring July 11, 2014. The maximum amount of the aggregate purchase commitment of Southridge under the 2011 Agreement remained unchanged at $5,000,000. On July 11, 2014, the 2011 Agreement expired.

For each share of the Company’s common stock purchased under the 2011 Agreement, Southridge paid 94.0% of the Market Price, which is defined as the average of the two lowest closing bid prices on the Over-the-Counter Bulletin Board, as reported by Bloomberg Finance L.P., during the five trading days following the date on which the Company notified Southridge of a pending sale (the “Valuation Period”).  After the expiration of the Valuation Period, Southridge purchased the applicable number of shares subject to customary closing conditions.

The offering of shares under the 2011 Agreement were made pursuant to a registration statement on Form S-3 (Registration Statement No. 333-175038) previously filed by the Company with the Securities and Exchange Commission, and prospectus supplements thereto. The S-3 registration statement utilized a “shelf” registration process. Under this shelf registration process, from time to time, the Company sold any combination of the securities described in a prospectus supplement in one or more offerings, up to a total dollar amount of $5,000,000.

On July 30, 2014, we entered into a new Equity Purchase Agreement (the “2014 Agreement”) with Southridge, pursuant to which the Company may from time to time, in its discretion, sell newly-issued shares of its common stock to Southridge for aggregate gross proceeds of up to $1,900,000. Southridge will have no obligation to purchase shares under the 2014 Agreement to the extent that such purchase would cause Southridge to own more than 9.99% of the Company’s common stock. Unless terminated earlier, the purchase commitment of Southridge will automatically terminate on the earlier of July 30, 2016, or the date on which aggregate purchases by Southridge under the 2014 Agreement total $1,900,000. The Company has no obligation to sell any shares under the 2014 Agreement.

As provided in the 2014 Agreement, the Company may require Southridge to purchase shares of our common stock from time to time by delivering a put notice to Southridge specifying the total purchase price for the shares to be purchased (the “Investment Amount”). The Company may determine the Investment Amount, provided that such amount may not be more than the lesser of (a) $500,000, or (b) 250% of the average daily trading dollar volume of the Company’s common stock for the 20 trading days preceding the date on which the Company delivers the applicable put notice. For this purpose, the trading dollar volume for each day is determined by multiplying the closing bid price of the Company’s common stock on the Over-the-Counter Bulletin Board (or such other principal market on which the Company’s stock trades) on such date by the trading volume of the Company’s common stock on the Over-the-Counter Bulletin Board (or such other principal market on which the Company’s stock trades) on such date. The number of shares issuable in connection with each put notice will be computed by dividing the applicable Investment Amount by the purchase price for such common stock.

For each share of our common stock purchased under the 2014 Agreement, Southridge will pay a purchase price equal to 94.0% of the Market Price, which is defined as the average of the two lowest closing bid prices on the Over-the-Counter Bulletin Board, as reported by Bloomberg Finance L.P., during the five trading days following delivery of the put notice (the “Valuation Period”). After the expiration of the Valuation Period, Southridge will purchase the applicable number of shares subject to customary closing conditions.

The 2014 Agreement contains covenants, representations and warranties of the Company and Southridge that are typical for transactions of this type. In addition, the Company and Southridge have granted each other customary indemnification rights in connection with the 2014 Agreement. The 2014 Agreement may be terminated by the Company at any time.

The offering of shares under the 2014 Agreement has been made pursuant to a registration statement on Form S-3 (Registration Statement No. 333-193208) previously filed by the Company with the Securities and Exchange Commission, and prospectus supplements thereto. The benefits and representations and warranties set forth in the 2014 Agreement are not intended to and do not constitute continuing representations and warranties of the Company or any other party to persons not a party thereto, including without limitation, any future or other investor.

As of September 30, 2015, we have sold shares of common stock to Southridge under the 2011 and 2014 Agreements for aggregate proceeds of $4,300,000, and have the right, subject to certain conditions, to sell to Southridge $1,600,000 of newly-issued shares of the Company common stock pursuant to the 2014 Agreement, subject to the satisfaction of applicable closing conditions. However, because the Company’s public float was less than $75 million upon the December 29, 2014 filing of its Annual Report on Form 10-K, the Company is no longer eligible to utilize Form S-3 registration statements on a primary basis. As a result, the Company will be required to amend the structure of the 2014 Agreement in order to continue to obtain financing from Southridge.

Preferred Stock Issuances

On August 1, 2014, the Company issued fifty-one (51) shares of Series B Preferred Stock to John F. Stapleton (the “Series B Stockholder”) for a purchase price equal to $1.00 per share. The offer and sale of such shares were not registered under the Securities Act of 1933, as amended (the “Securities Act”) at the time of sale, and therefore may not be offered or sold in the United States absent registration or an applicable exemption from registration requirements. For this issuance, the Company relied on the exemption from federal registration under Section 4(2) of the Securities Act and/or Rule 506 promulgated thereunder, based on the Company’s belief that the offer and sale of the shares has not and will not involve a public offering as the Series B Stockholder is an “accredited investor” as defined under Section 501 promulgated under the Securities Act and no general solicitation has been involved in the offering.

As a result of the voting rights of the Series B Preferred Stock, the Series B Stockholder holds in the aggregate approximately 51% of the total voting power of all issued and outstanding voting capital of the Company solely with respect to matters upon which stockholders are entitled to vote or to which stockholders are entitled to give consent and relate to the Company’s capitalization (including, without limitation, increasing and/or decreasing the number of authorized shares of common stock and/or preferred stock, and implementing forward and/or reverse stock splits) and changes in the Company’s name. The Series B Stockholder does not otherwise have the right under the Certificate of Designation to vote on matters brought before the Company’s stockholders. The Company’s Board of Directors believes that the issuance of the Series B Preferred Stock to the Series B Stockholder will facilitate the Company’s ability to manage its affairs with respect to the limited matters on which the Series B Stockholder is entitled to vote.

During the fiscal year ended September 30, 2015, the Company did not issue any shares of preferred stock.

Common Stock Issuances

During the fiscal year ended September 30, 2015, the Company:

(i)

Issued 400,000 shares of restricted common stock, as provided for in two loan agreements entered into in February 2015. The relative fair value of the stock was determined to be $21,211 and was accounted for as a discount to the loans and will be amortized over the life of the loans;

(ii)

Issued 3,000,000 shares of restricted common stock, as provided for in a working capital loan entered into in April 2015. The relative fair value of the stock was determined to be $98,349 and was accounted for as a discount to the loans and will be amortized over the life of the loans;

(iii)

Issued 500,000 shares of restricted common stock to a creditor for carrying a significant balance. The market value of the shares issued was $67,550 and was classified as non-cash financing costs in the fiscal year ended September 30, 2015;

(iv)	Issued 2,000,000 shares of S-8 common stock as consideration for a commitment consulting fee to a six month mining agreement. The market value of the shares issued was $170,000;

(v)	Issued 849,805 shares of restricted common stock in connection with a conversion accrued compensation valued at $53,534; and

(vi)	Issued 594,318 shares of common stock under the 2014 Agreement with Southridge for cash proceeds of $50,000.

During the fiscal year ended September 30, 2014, the Company:

(i)	Issued 6,544,987 shares of common stock under the 2011 and 2014 Agreements with Southridge and received cash proceeds of $750,000;

(ii)	Issued 350,000 shares of common stock for non-employee consulting services valued at $49,625;

(iii)	Issued 100,000 shares of common stock upon the exercise of non-statutory stock options and the Company received cash proceeds of $21,500;

(iv)	Issued 1,954,545 shares of common stock to four accredited investors and the Company received cash proceeds of $215,000;

(v)	issued 2,500,000 shares of common stock in connection with financing the acquisition of heavy mining equipment valued at $222,222; and

(vi)	Issued 4,000,000 shares of common stock under the processing agreement valued at $800,000 which is included as stock issued for services in the statements of stockholders’ equity. See Note 6.

Warrants

During the fiscal year ended September 30, 2015, the Company:

(i)

Issued to an investor 735,294 three-year fully vested warrants at an exercise price of $0.17 per share as related to the $500,000 2014 Note. The relative fair value of the warrants was determined to be $73,053 using the Black-Scholes option pricing model and was recorded as a discount to the 2014 Note and is being amortized to interest expense over the expected life of the note through July 17, 2015. During the fiscal year ended September 30, 2015, amortization expense of $73,053 was recognized and the unamortized discount was $0 as of September 30, 2015.

(ii)

Issued 147,058 three-year fully vested warrants at an exercise price of $0.17 per share as placement fees related to the $500,000 2014 Note. The fair value of the warrants was determined to be $17,111 using the Black-Scholes option pricing model and was recorded as deferred financing costs to be amortized over the expected life of the note through July 17, 2015. During the fiscal year ended September 30, 2015, amortization expense of $17,111 was recognized and the unamortized deferred financing costs balance was $0 as of September 30, 2015.

(iii)

Issued to an investor 4,714,286 three-year fully vested warrants at an exercise price of $0.07 per share as related to the amended $500,000 2014 Note on August 18, 2015. The prior issued warrants aggregating 735,294 were cancelled under the terms of the amendment. The relative fair value of the amended warrants was determined to be $220,703 using the Black-Scholes option pricing model and was recorded as loss on debt extinguishment.

During the fiscal ended September 30, 2014, the Company did not issue any warrants and as of September 30, 2014, there were no warrants outstanding.

Options

Aggregate options expense recognized was $525,703 and $509,604 for the fiscal years ended September 30, 2015 and 2014, respectively related to the option grants described below. As of September 30, 2015 there was no unamortized option expense.

During the fiscal year ended September 30, 2015, the Company:

(i)

Granted, pursuant to the 2005 Stock Incentive Plan, (a) to two directors of the Company each a ten-year stock option to purchase 500,000 shares of the Company’s common stock, (b) to two directors  of the Company each a ten-year stock option to purchase 250,000 shares of the Company’s common stock, and (c) to the controller a ten-year stock option to purchase 250,000 shares of the Company’s common stock, all of which vested immediately, at an exercise price of $0.15 per share. The fair value of the options was determined to be $218,471 using the Black-Scholes option pricing model and was expensed as warrant and option costs during the fiscal year ended September 30, 2015.

(ii)

Granted to a consultant a ten-year stock option to purchase an aggregate of 500,000 shares of the Company’s common stock at an exercise price of $0.15 per share with the options vesting on the date of grant. The fair value of the options was determined to be $73,158 using the Black-Scholes option pricing model and was expensed as warrant and option costs during the fiscal year ended September 30, 2015.

(iii)

Granted to a consultant a ten-year stock option to purchase an aggregate of 1,500,000 shares of the Company’s common stock at an exercise price of $0.15 per share with the options vesting equally over a nine-month period from the date of the grant. The fair value of the options was determined to be $219,473 using the Black-Scholes option pricing model and $219,473 was expensed as warrant and option costs during the fiscal year ended September 30, 2015.

During the fiscal year ended September 30, 2014, the Company:

(i)

Granted, pursuant to the 2005 Stock Incentive Plan, to each of two new directors of the Company five-year options to purchase 500,000 shares of the Company’s common stock at an exercise price of $0.3452 per share which will vest in equal monthly installments over two years, commencing on April 17, 2014. The fair value of the options was determined to be $233,638 using the Black-Scholes option pricing model and will be expensed as warrant and option costs over the vesting period. One of the new directors left the board without notice and without any options vesting. During the fiscal years ended September 30, 2015 and 2014, $14,601 and $38,940, respectively, was expensed as warrant and option costs.

(ii)

Granted, pursuant to the 2005 Stock Incentive Plan, to each of two existing directors of the Company a five-year stock option to purchase 500,000 shares of the Company’s common stock at an exercise price of $0.31 per share, all of which vested immediately. The fair value of the options was determined to be $209,896 using the Black-Scholes option pricing model and was expensed as warrant and option costs during the fiscal year ended September 30, 2014.

(iii)

Granted, pursuant to the 2005 Stock Incentive Plan, to a consultant five-year stock options to purchase an aggregate of 100,000 shares of the Company’s common stock at an exercise price of $0.31 per share with the options vesting on the date of grant. The fair value of the options was determined to be $26,505 using the Black-Scholes option pricing model and was expensed as warrant and option costs during the fiscal year ended September 30, 2014.

(iv)

Amended the expiration date of an aggregate of 500,000 outstanding common stock options. The options were originally scheduled to expire on January 31, 2014. The expiration date of the 500,000 options was extended to January 31, 2019. The incremental increase in the fair value of the options was determined to be $27,718 using the Black-Scholes option pricing model and was expensed as warrant and option costs during the fiscal year ended September 30, 2014.

(v)

Granted, pursuant to the 2005 Stock Incentive Plan, to each of three directors of the Company a five-year stock option to purchase 500,000 of the Company’s common stock at an exercise price of $0.16 per share, all of which vested immediately. The fair value of the options was determined to be $159,456 using the Black-Scholes option pricing model and was expensed as warrant and option costs during the during the fiscal year ended September 30, 2014.

(vi)

Granted, pursuant to the 2005 Stock Incentive Plan, to a consultant five-year stock options to purchase an aggregate of 100,000 shares of the Company’s common stock at an exercise price of $0.14 per share with the options vesting on the date of grant. The fair value of the options was determined to be $12,423 using the Black-Scholes option pricing model and was expensed as warrant and option costs during the fiscal year ended September 30, 2014.

(vii)

Granted, pursuant to the 2005 Stock Incentive Plan, to a consultant five-year stock options to purchase an aggregate of 300,000 shares of the Company’s common stock at an exercise price of $0.13 per share with the options vesting on the date of grant. The fair value of the options was determined to be $34,666 using the Black-Scholes option pricing model and was expensed as warrant and option costs during the fiscal year ended September 30, 2014.

The Company utilizes the Black-Scholes option pricing model to estimate the fair value of its option awards and warrants. The following table summarizes the significant assumptions used in the model during the years ended September 30, 2015 and 2014:

Year Ended September 30, 2015:
Exercise prices	$0.07 - $0.17
Expected volatilities	115.01% - 139.28%
Risk free interest rates	0.79% - 2.36%
Expected terms	3.0 - 10.0 years
Expected dividends	—

Year Ended September 30, 2014:
Exercise prices	$0.14 - $0.38
Expected volatilities	120.72% - 140.83%
Risk free interest rates	0.51% - 1.55%
Expected terms	2.5 - 5.0 years
Expected dividends	—

Stock option activity, both within and outside the 2005 Stock Incentive Plan and warrant activity, for the fiscal years ended September 30, 2015 and 2014, are as follows:

	Stock Options		Stock Warrants
		Weighted		Weighted
		Average		Exercise
	Shares	Price	Shares	Price

Outstanding at September 30, 2013	6,100,000	$0.42	—	$—
Granted	4,000,000	0.24	—	—
Canceled	(2,100,000)	0.23	—	—
Expired	—	—	—	—
Exercised	(100,000)	.22	—	—

Outstanding at September 30, 2014	7,900,000	$0.38	—	$—
Granted	3,750,000	0.15	5,596,638	0.09
Canceled	(312,500)	0.35	(735,294)	0.17
Expired	(950,000)	0.56	—	—
Exercised	—	—	—	—

Outstanding at September 30, 2015	10,387,500	$0.3	4,861,344	$0.07

Exercisable at September 30, 2015	10,387,500	$0.3	4,861,344	$0.07

The range of exercise prices and remaining weighted average life of the options outstanding at September 30, 2015 were $0.13 to $1.02 and 5.55 years, respectively. The aggregate intrinsic value of the outstanding options at September 30, 2015 was $0.

The range of exercise prices and remaining weighted average life of the warrants outstanding at September 30, 2015 were $0.07 to $0.17and 2.77 years, respectively. The aggregate intrinsic value of the outstanding warrants at September 30, 2015 was $0.

During the fiscal year 2015 our 2005 Plan expired. See Note 12.

STOCKHOLDERS' EQUITY.

NOTE 10 – STOCKHOLDERS’ EQUITY

Preferred Stock Issuances

During the three months ended December 31, 2015, the Company did not issue any shares of preferred stock.

Common Stock Issuances

During the three months ended December 31, 2015, the Company:

(i)	Issued 700,000 shares of restricted common stock and 963,186 shares of S-8 common stock for accrued compensation payable to an officer valued at $102,849 on the date of issuances;

(ii)	Issued 2,147,273 shares of S-8 common stock for accrued legal services at a market value of $113,805;

(iii)

Issued 11,200,000 shares of S-8 common stock to our contract miners at a market value of $704,600, including payment of $103,626 for accrued mining cost, payment of $102,208 for services, payment of $378,430 for inventory, and a prepayment of $120,337 for services; and

(iv)	Issued 7,272,728 shares of restricted common stock to two investors for the retirement of notes payable at a market value of $402,673.

Options

Aggregate options expense recognized was $22,367 for the three months ended December 31 2015.

During the three months ended December 31, 2015, the Company:

(i)

Granted to two directors of the Company, pursuant to the 2015 Plan, each a ten-year stock option to purchase 250,000 shares of the Company’s common stock, all of which vested immediately, at an exercise price of $0.05 per share for 250,000 options and the other 250,000 options at $0.062 per share. The fair value of the options was determined to be $22,367 using the Black-Scholes option pricing model and was expensed as warrant and option costs during the three months ended December 31, 2015.

Warrants

During the three months ended December 31, 2015, the Company did not issue any warrants.

The Company utilizes the Black-Scholes option pricing model to estimate the fair value of its warrant and option awards. The following table summarizes the significant assumptions used in the model during the three months ended December 31, 2015:

Exercise prices	$0.02475 - $0.17
Expected volatilities	106.443% - 122.915%
Risk free interest rates	0.888% - 1.68%
Expected terms	1.8 - 10.0 years
Expected dividends	—

Stock option activity, both within and outside the 2015 Plan, and warrant activity for the three months ended December 31, 2015, are as follows:

	Stock Options		Stock Warrants
		Weighted		Weighted
		Average		Exercise
	Shares	Price	Shares	Price

Outstanding at September 30, 2015	10,387,500	$0.28	4,861,344	$0.07
Granted	500,000	0.056	—	—
Canceled	—	—	—	—
Expired	—	—	—	—
Exercised	—	—	—	—

Outstanding at December 31, 2015	10,887,500	$0.27	4,861,344	$0.07

Exercisable at December 31, 2015	10,887,500	$0.27	4,861,344	$0.07

The range of exercise prices and remaining weighted average life of the options outstanding at December 31, 2015 were $0.05 to $1.02 and 5.51 years, respectively. The aggregate intrinsic value of the outstanding options at December 31, 2015 was $450.

 The range of exercise prices and remaining weighted average life of the warrants outstanding at December 31, 2015 were $0.07 to $0.17 and 2.61 years, respectively. The aggregate intrinsic value of the outstanding warrants at December 31, 2015 was $0.

The Company adopted its 2015 Incentive Equity Plan (the “2015 Plan”) pursuant to which the Company reserved and registered 23,000,000 shares for stock and option grants. As of December 31, 2015, there were 8,689,541 shares available for grant under the 2015 Plan, excluding the 10,887,500 options outstanding.